QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of corporation's quarterly results

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2012:	(In thousands, except per share data)

Total interest income	$5,292	$5,368	$5,472	$5,557
Total interest expense	1,271	1,363	1,443	1,524

Net interest income	4,021	4,005	4,029	4,033
Provision for losses on loans	290	590	250	150
Net interest income after provision for loan losses	3,731	3,415	3,779	3,883
Other income	1,035	1,136	1,179	976
General, administrative and other expense	3,674	3,858	3,443	3,586

Earnings before income taxes	1,092	693	1,515	1,273
Federal income taxes	327	194	307	390

Net earnings	$765	$499	$1,208	$883

Earnings per share:
Basic and diluted	$.10	$.07	$.16	$.12

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2011:	(In thousands, except per share data)

Total interest income	$5,836	$6,130	$6,212	$3,947
Total interest expense	1,566	1,583	1,626	1,205

Net interest income	4,270	4,547	4,586	2,742
Provision for losses on loans	300	200	50	150
Net interest income after provision for loan losses	3,970	4,347	4,536	2,592
Other income	1,111	702	927	260
General, administrative and other expense	3,720	3,636	4,270	2,300

Earnings before income taxes	1,361	1,413	1,193	552
Federal income taxes	419	444	290	-

Net earnings	$942	$969	$903	$552

Earnings per share:
Basic and diluted	$.11	$.11	$.10	$.06